Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Consolidated Statements of Comprehensive Income
Net Income	$ 309,633	$ 280,576	$ 574,064	$ 527,926
Other comprehensive income loss derivatives qualifying as hedges before tax	20,986	7,071	27,938	14,030
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	8,106	4,355	17,335	8,709
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	18,798	37,770	(108,635)	(9,286)
Other comprehensive income loss tax	(8,742)	(3,611)	(14,666)	(7,161)
Other comprehensive income (loss), net of tax	39,148	45,585	(78,028)	6,292
Total comprehensive income	348,781	326,161	496,036	534,218
Comprehensive income attributable to Noncontrolling interests	69,731	47,216	120,661	89,071
Comprehensive income attributable to the Company	$ 279,050	$ 278,945	$ 375,375	$ 445,147